Salaries and other employee expenses	12 Months Ended
Dec. 31, 2025
Disclosure Of Salaries And Other Employee Expenses [Abstract]
Salaries and other employee expenses	Salaries and other employee expenses
The average number of individuals employed by the Group during the years ended 31 December 2025, 2024, and 2023 was 1,279, 1,011, and 999, respectively. The aggregate salary and other employee expenses incurred by the Group for these employees were as follows:

	2025	2024	2023
Salary expense	146,877	109,042	107,067
Defined contribution plan expense (1)	14,698	11,168	11,518
Long-term incentive plan expense	—	198	78
Share-based payments (see Note 22)	7,378	7,626	18,033
Other employee expense	20,804	19,998	19,718
Temporary labor	4,252	5,994	8,495
	194,009	154,026	164,909
(1)Defined contribution plan expense consists of costs incurred by the Group for employees of certain subsidiaries that are required by local laws to participate in pension schemes. These pension schemes are not sponsored or administered by the Group. Pursuant to the requirements of the schemes, the Group is required to contribute a certain percentage of its payroll costs to the pension schemes. Such contributions are charged to the consolidated statements of profit or loss and other comprehensive income or loss as they are incurred in accordance with the rules of the pension schemes.

In 2025, the Group undertook several workforce reductions and leadership changes across certain functions. These actions included the departure of several senior executives earlier in the year and a reduction of eleven roles within the Quality organization in November 2025. Affected employees were formally notified during 2025.

In accordance with IAS 19, the Group recognized a liability for termination benefits when it became demonstrably committed to these reductions. All unpaid termination benefits were accrued as of 31 December 2025 and are presented within Other Current Liabilities. Termination benefits comprise statutory and contractual severance obligations and related employer charges. The total termination benefit expense recognized in 2025 amounted to $3.5 million.
The movements in the termination benefit liability for the year ended 31 December 2025 were as follows:

2025
Balance at 1 January 2025	—
Expenses recognized	3,468
Utilization	(891)
Balance at 31 December 2025	2,577

Salaries and other employee expenses are included within the consolidated statements of profit or loss and other comprehensive income or loss as follows:

	2025	2024	2023
Cost of product revenue	116,032	77,241	76,908
Research and development expenses	38,416	37,652	44,339
General and administrative expenses	39,561	39,133	43,662
Total salary and other employee expenses	194,009	154,026	164,909